Consolidated Statements Of Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total China Digital TV Holding Co., Ltd Shareholders' Equity [Member]	Ordinary [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 224,462	$ 29	$ 154,643	$ 6,696	$ 10,184	$ 52,910	$ 1,564		$ 226,026
Balance, shares at Dec. 31, 2008		57,209,548
Share-based compensation	1,662		1,662						1,662
Provision for statutory reserve					2,507	(2,507)
Exercise of stock option	762		762						762
Exercise of stock option, shares		835,092
Special cash dividend to shareholders	(87)		(87)						(87)
Transfer of noncontrolling interest	1,000		1,000				(1,000)
Dongguan Super TV deconsolidation/disposal							(551)		(551)
Comprehensive income:
Net income	25,304					25,304	(13)	25,291	25,291
Foreign currency translation adjustment	(79)			(79)				(79)	(79)
Total comprehensive income	25,225			(79)		25,304	(13)	25,212	25,212
Balance at Dec. 31, 2009	253,024	29	157,980	6,617	12,691	75,707		25,212	253,024
Balance, shares at Dec. 31, 2009		58,044,640
Share-based compensation	1,478		1,478						1,478
Provision for statutory reserve					4,633	(4,633)
Exercise of stock option	1,270		1,270						1,270
Exercise of stock option, shares		773,347
Special cash dividend to shareholders	(117,636)		(41,929)			(75,707)			(117,636)
Noncontrolling interest of Dongguan Super TV							530		530
Comprehensive income:
Net income	33,421					33,421	(10)	33,411	33,411
Foreign currency translation adjustment	6,943			6,943				6,943	6,943
Total comprehensive income	40,364			6,943		33,421	(10)	40,354	40,354
Balance at Dec. 31, 2010	178,500	29	118,799	13,560	17,324	28,788	520	40,354	179,020
Balance, shares at Dec. 31, 2010		58,817,987
Share-based compensation	5,562		5,562						5,562
Provision for statutory reserve					370	(370)
Exercise of stock option	400		400						400
Exercise of stock option, shares		163,903
Special cash dividend to shareholders	(33,017)					(33,017)			(33,017)
Transfer of noncontrolling interest	1,822		1,822				(1,822)
Dongguan Super TV deconsolidation/disposal							(625)		(625)
Capital injection by noncontrolling shareholders							6,537		6,537
Comprehensive income:
Net income	41,000					41,000	(730)	40,270	40,270
Foreign currency translation adjustment	12,175			12,175				12,175	12,175
Total comprehensive income	53,175			12,175		41,000	(730)	52,445	52,445
Balance at Dec. 31, 2011	$ 206,442	$ 29	$ 126,583	$ 25,735	$ 17,694	$ 36,401	$ 3,880	$ 52,445	$ 210,322
Balance, shares at Dec. 31, 2011		58,981,890